Commitments - Capital commitments (Details) - Capital commitments - CNY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Capital commitments
No later than 1 year	¥ 53,484	¥ 44,067
Later than 1 year and no later than 5 years	652	1,254
Total	¥ 54,136	¥ 45,321